Borrowings (Credit Facility) (Details) (USD $)	12 Months Ended						3 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	8 Months Ended
	Jan. 01, 2013	Oct. 01, 2013	Feb. 28, 2011	Oct. 01, 2013 Revolving Line of Credit [Member]	Feb. 28, 2011 Revolving Line of Credit [Member]	Feb. 28, 2011 Swing Line Loan [Member]	Jan. 01, 2013 Senior Term Loan [Member]	Feb. 28, 2011 Senior Term Loan [Member]	Oct. 01, 2013 Senior Term Loan [Member] IPO [Member]	Oct. 01, 2013 Minimum [Member]	Oct. 01, 2013 Minimum [Member]	Jan. 01, 2013 Minimum [Member]	Oct. 01, 2013 Maximum [Member]	Oct. 01, 2013 Maximum [Member]	Jan. 01, 2013 Maximum [Member]	Jan. 01, 2013 Secondary Rates [Member] Minimum [Member]	Aug. 31, 2012 Secondary Rates [Member] Minimum [Member]	Jan. 01, 2013 Secondary Rates [Member] Maximum [Member]	Aug. 31, 2012 Secondary Rates [Member] Maximum [Member]	Jan. 01, 2013 London Interbank Offered Rate (LIBOR) [Member]	Aug. 31, 2012 London Interbank Offered Rate (LIBOR) [Member]	Jan. 01, 2013 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Aug. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jan. 01, 2013 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Aug. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Jan. 01, 2013 Federal Funds Rate [Member]	Aug. 31, 2012 Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 120,000,000.0	$ 120,000,000.0	$ 45,000,000.0	$ 45,000,000.0	$ 5,000,000.0			$ 75,000,000.0
Amount outstanding	94,500,000	1,700,000						75,000,000.0
Remaining borrowing capacity	23,100,000	41,300,000
Basis spread on variable rate																1.00%	3.00%	3.25%	4.00%	1.00%	1.00%	2.00%	4.00%	4.25%	5.00%	0.50%	0.50%
LIBOR floor on all borrowings																					1.25%
Commitment fee on unused portion of facility	0.50%
Quarterly payment due on term loan through December 2015							200,000
Letters of credit outstanding	1,700,000	2,000,000
Annual principal paid	$ 800,000
Interest rate										4.25%	3.50%	3.60%	5.50%	5.50%	5.50%